Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and due from banks	$ 12,074	$ 12,758
Interest bearing deposits with banks	2,100	218
Federal funds sold		12,300
Cash and cash equivalents	14,174	25,276
Interest bearing time deposits with banks	1,096	1,345
Securities available for sale	111,281	79,923
Restricted investment in Federal Home Loan Bank (FHLB) stock	1,700	2,088
Investment in unconsolidated subsidiary	3,796	3,550
Total loans	289,681	298,102
Less: Allowance for loan losses	(2,931)	(2,824)
Total loans, net of allowance for loan losses	286,750	295,278
Premises and equipment, net	6,710	7,067
Other real estate owned	427	412
Bank owned life insurance and annuities	14,069	13,568
Core deposit intangible	209	254
Goodwill	2,046	2,046
Accrued interest receivable and other assets	5,175	4,946
Total assets	447,433	435,753
Liabilities:
Deposits: Non-interest bearing	64,751	60,696
Deposits: Interest bearing	321,914	316,094
Total deposits	386,665	376,790
Securities sold under agreements to repurchase	3,500	3,314
Other interest bearing liabilites	1,244	1,200
Accrued interest payable and other liabilities	6,304	4,473
Total liabilities	397,713	385,777
Stockholders' Equity:
Preferred stock, no par value: Authorized - 500,000 shares, none issued	0	0
Common stock, par value $1.00 per share: Authorized - 20,000,000 shares, Issued - 4,745,826 shares, Outstanding - 4,228,218 shares at December 31, 2011; 4,257,765 shares at December 31, 2010	4,746	4,746
Surplus	18,363	18,354
Retained earnings	38,900	37,868
Accumulated other comprehensive loss	(2,256)	(1,465)
Cost of common stock in Treasury: 517,608 shares at December 31, 2011; 488,061 shares at December 31, 2010	(10,033)	(9,527)
Total stockholders' equity	49,720	49,976
Total liabilities and stockholders' equity	$ 447,433	$ 435,753